Other disclosures - Risk review - Maturity analysis of off-balance sheet commitments received (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	£ 6,411	£ 6,502
Forward starting repurchase agreements	29	367
Total off-balance sheet commitments received	6,440	6,869
On demand [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	6,373	6,044
Forward starting repurchase agreements	0	102
Total off-balance sheet commitments received	6,373	6,146
Not more than three months [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	5	18
Forward starting repurchase agreements	29	246
Total off-balance sheet commitments received	34	264
Over three months but not more than six months [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	2	1
Forward starting repurchase agreements	0	0
Total off-balance sheet commitments received	2	1
Over six months and not later than nine months [Member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	3	410
Forward starting repurchase agreements	0	1
Total off-balance sheet commitments received	3	411
Over nine months and not later than one year [Member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	1	2
Forward starting repurchase agreements	0	0
Total off-balance sheet commitments received	1	2
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	8	23
Forward starting repurchase agreements	0	0
Total off-balance sheet commitments received	8	23
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	7	1
Forward starting repurchase agreements	0	18
Total off-balance sheet commitments received	7	19
Over three years but not more than five years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	5	3
Forward starting repurchase agreements	0	0
Total off-balance sheet commitments received	5	3
Over five years and not later than ten years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	3	0
Forward starting repurchase agreements	0	0
Total off-balance sheet commitments received	3	0
Over ten years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	4	0
Forward starting repurchase agreements	0	0
Total off-balance sheet commitments received	£ 4	£ 0